                                                            FILE NO.   2-27135
                                                            FILE NO.  811-1525

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-3

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                       Pre-Effective Amendment No.  ___

                       Post-Effective Amendment No.  47

                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                               Amendment No.  21

                       (Check appropriate box or boxes)

            Provident National Assurance Company Separate Account B
-----------------------------------------------------------------------------
                          (Exact Name of Registrant)

                     Provident National Assurance Company
-----------------------------------------------------------------------------
                          (Name of Insurance Company)

1 Fountain Square, Chattanooga, Tennessee                              37402
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(Address of Insurance Company's Principal Executive Offices)       (Zip Code)
Insurance Company's Telephone Number, including Area Code      (423) 755-1901
                                                               --------------

             Susan N. Roth, Provident National Assurance Company,
               1 Fountain Square, Chattanooga, Tennessee  37402
-----------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Appropriate Date of Proposed Public Offering                   Not Applicable

It is proposed that this filing will become effective (check appropriate space)

         X   immediately upon filing pursuant to paragraph (b)
       -----
       ----- on (date) pursuant to paragraph (b)
       ----- 60 days after filing pursuant to paragraph (a) (1) ----- on (date) pursuant to paragraph (a) (1)
       ----- 75 days after filing pursuant to paragraph (a) (2) ----- on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
       ----- this post-effective amendment designates a new effective date ----- for a previously filed post-effective amendment

                          VARIABLE ANNUITY CONTRACTS

                 Cross Reference Sheet Pursuant to Rule 404(c)

       By letter dated July 2, 1987, the Staff of the Insurance Products Office Division of Investment Management, gave recognition to the fact that since it was not intended for distribution to prospective new contract owners, the "prospectus" for this Separate Account was not required to be comprehensive and conforming to Form N-3. Provident National Assurance Company Separate Account B had formulated and continued to use what it referred to as "Disclosure Statement" in the place of the prospectus and Statement of Additional Information called for by Form N-3. The staff agreed to the continued use of this approach to disclosure by indicating its tacit endorsement of the continued preparation and distribution of this "special disclosure piece."

       The special disclosure piece which the staff acknowledged in its letter of July 2, 1987 is a one-part document based upon the prior registration form for a management type separate account. The following cross reference sheet refers to the contents of the one-part document rather than Parts A and B of Form N-3.

                                                          Caption in
Item No. and Caption in Form N-3                       Disclosure Statement*


                PART A - INFORMATION REQUIRED IN A PROSPECTUS*


 1.    Cover Page                 Cover Page

 2.    Definitions                Item Omitted*

 3.    Synopsis or Highlights     Summary of Disclosure Statement

 4.    Condensed Financial        Per Unit Income and Capital Changes
       Information                of Separate Account B

 5.    General Description of     Summary of Disclosure Statement,
       Registrant and Insurance   Description of Separate Account B
       Company                    and the Company

 6.    Management                 Board of Managers of Separate Account B

 7.    Deductions and Expenses    Summary of Disclosure Statement,
                                  Investment Advisory Services, Mortality
                                  and Expense Assurances, Sales
                                  and Administrative Services

 8.    General Description of     Summary of Disclosure Statement
       Variable Annuity Contracts

 9.    Annuity Period             Item Omitted

10.    Death Benefit              Item Omitted

11.    Purchases and Contract     Summary of Disclosure Statement, Sales
       Value                      and Administrative Services, Valuation
                                  of Assets

12.    Redemptions                Summary of Disclosure Statement,
                                  Surrender for Redemption

13.    Taxes                      Summary of Disclosure Statement,
                                  Federal Tax Status

14.    Legal Proceedings          Legal Proceedings

15.    Table of Contents of the   Not Applicable*
       Statement of Additional
       Information

     PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

16.    Cover Page                 Not Applicable*

17.    Table of Contents          Not Applicable*

18.    General Information and    Summary of Disclosure Statement,
       History                    Descriptions of Separate Account B
                                  and the Company

19.    Investment Objectives      Summary of Disclosure Statement,
       and Policies               Investment Objectives and Policies

20.    Management                 Board of Managers of Separate Account B

21.    Investment Advisory and    Summary of Disclosure Statement,
       Other Services             Investment Advisory Services

22.    Brokerage Allocation       Allocation of Portfolio Brokerage

23.    Purchase and Pricing       Sales and Administrative Services
       of Securities Being Offered

24.    Underwriters               Summary of Disclosure Statement
                                  Sales and Administrative Services

25.    Calculation of Yield       Not Applicable*
       Quotations of Money Market
       Sub-Account

26.    Annuity Payments           Item Omitted

27.    Financial Statements       Financial Statements


* Since the Registrant is not now and does not intend to make a public offering of its contracts, this disclosure statement omits certain items set forth in the contents page for Parts A and B of Form N-3 because they are irrelevant and not applicable to the operation of this particular Registrant. The only purpose of this document is to provide current information to contract owners who purchased their contracts on or before February 1984 and continued to hold such contracts. Pursuant to the agreement with the staff of the Securities and Exchange Commission reached in 1987, this Form N-3 does not contain a Statement of Additional Information.

            PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

               1 Fountain Square, Chattanooga, Tennessee  37402

                                (423) 755-1901



The investment objective of Provident National Assurance Company Separate Account B (Separate Account) is long-term capital growth. The assets placed into the Separate Account are normally invested in equity securities, principally common stocks.

The principal underwriter of Separate Account B is Provident National Assurance Company.

NOTE: The public offering of contracts of Separate Account B was discontinued on February 1, 1984.

       No further offering of contracts of the Separate Account is made hereby.

       The information contained herein is intended solely for the information and use of holders of contracts issued prior to February 1, 1984.



  This disclosure statement should be read and retained for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS DISCLOSURE STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



             The date of this disclosure statement is May 27, 1997.

                        SUMMARY OF DISCLOSURE STATEMENT

I.   Investment Adviser and Principal Underwriter

     Provident National Assurance Company (the Company), a stock life insurance company, acts as principal underwriter and as the investment adviser to the Separate Account. The Company makes deductions from the Separate Account, payable monthly, equal to .0048% of the current asset value of the Separate Account per valuation day which is approximately 1.20% on an annual basis. Of these fees, approximately .50% is received for investment advisory services, approximately .50% is received for contingent mortality assurances and approximately .20% for expense assurances.

II.   Investment Objectives

      The investment objective of the Separate Account is long-term capital growth. The amounts in the Separate Account are normally placed in equity investments, principally common stocks. However, depending on market conditions, from time to time management may decide that investment of some of the assets of the Separate Account in preferred stocks and debt obligations will best serve their investment objectives. From time to time, for the same reason or pending other investments, the Separate Account may hold funds in U.S. Government securities, certificates of deposit, and the like.

III.  Type of Investment Company

      The Separate Account is registered under the Investment Company Act of 1940 as an open-end diversified management investment company.

IV.   Redemption

      At any time during the accumulation period and prior to the commencement of annuity payments, the variable annuity contracts may be surrendered for redemption at the current net asset value. There is no charge or fee for surrender for redemption.

V.    Description of Variable Annuities

      A variable annuity is similar to a fixed annuity. Both provide that the contributions (less certain deductions) made by or on behalf of an annuitant prior to his retirement date will be accumulated and that after the retirement date the Company will make monthly payments to the retired annuitant for the remainder of his lifetime. Also, in both cases, the Company receives certain fees for assuming the mortality and expense risks under the contract.

      Under a fixed annuity, the Company assumes the risk of investment gain or loss, assures a specified interest rate and assures a specified monthly annuity payment. However, under a variable annuity, contributions (less deductions) are placed in a Separate Account, and the contract owner or annuitant assumes the risks of investment gain or loss in that the value of the contract or individual account (before retirement) and the monthly annuity payments (after retirement) vary with the investment income and gains or losses on the assets of the Separate Account.

      The basic objective of the contracts is to provide the annuitant with annuity payments which will tend to reflect the changes in the cost of living both before and after his retirement. There has been no exact correlation between the cost of living index and investment performance.

      In some periods, they have moved in opposite directions. Therefore, there is no assurance that this objective can be attained. The value of the investments held in the Separate Account fluctuates daily and is subject to all the risks of changing economic conditions. There is no assurance that the value of an annuitant's account during the years prior to retirement or the aggregate amount of the variable annuity payments received during the years following retirement will equal or exceed the purchase payments made by or on behalf of the annuitant.

VI.   Miscellaneous

      A deduction will be made when applicable for premium taxes imposed by some states or municipalities. When imposed, these taxes currently range from .5% to a maximum of 3.5%.

      Purchase payments under the contracts, after deductions for sales and administrative expenses and any applicable premium taxes, are added to Separate Account B. The assets of the Separate Account are held for the exclusive benefit of the holders of and persons entitled to payments under the contracts.

      The Board of Managers of the Separate Account is elected annually by the owners of contracts for which reserves are maintained in the Separate Account.


           PER UNIT INCOME AND CAPITAL CHANGES OF SEPARATE ACCOUNT B

   Information relating to per unit income and capital changes is included in the financial statements which constitute a part of this disclosure statement.


               DESCRIPTION OF SEPARATE ACCOUNT B AND THE COMPANY

   Provident National Assurance Company (Company) is a stock life insurance company organized under the provisions of Chapters 491 and 508 of the 1966 Code of Iowa on June 28, 1967. In accordance with the provisions of the Iowa Insurance Code, Separate Account B was established by the Company on August 21, 1967.

   On November 27, 1974, all of the outstanding shares of stock of the Company were purchased by Provident Life and Accident Insurance Company (Provident), Chattanooga, Tennessee. Provident was organized in 1887 under the laws of Tennessee and is engaged in the sale of individual and group life and accident and health insurance in all states (except New York), the District of Columbia, the Dominion of Canada and all Canadian provinces and Puerto Rico.

   On September 29, 1978, the Company changed its domicile from Des Moines, Iowa, to Chattanooga, Tennessee, pursuant to Section 56-202(b) of the Tennessee Code Annotated. As a result of the redomestication, the Company became a Tennessee corporation, and the Company and the Separate Account are subject to the laws and regulations of Tennessee pertaining to insurance. In early 1996, as the result of corporate restructuring, the Company became a direct wholly-owned subsidiary of Provident Companies, Inc., whose stock is publicly held and traded on the New York Stock Exchange. The Home Office of the Company is located at 1 Fountain Square, Chattanooga, Tennessee.

   Under the provisions of Tennessee law, the assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. The Separate Account, though an integral part of the Company, is registered as an open-end diversified management investment company under the Investment Company Act of 1940. Under Tennessee law, regulation of the Company by the Insurance Commissioner of the State of Tennessee includes regulation of the Separate Account. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of the Separate Account or the Company by the Commission.


                      INVESTMENT OBJECTIVES AND POLICIES

   I.  Fundamental

       The investment policies enumerated below are, except as noted, fundamental to Separate Account B and may not be changed without prior approval by a vote of a majority of the outstanding voting securities.

       1. The investment objective of the Separate Account is long-term capital growth.

           To the extent feasible, assets of the Separate Account will be kept fully invested and amounts will be held in cash only (a) temporarily, pending investment in accordance with the investment policy; and (b) to the extent necessary to make normal contract payments.

           The assets of the Separate Account will usually be invested in a diversified portfolio of equities, which will be primarily common stocks, with such changes as may seem advisable, from time to time, to take into account changes in the outlook for particular industries or companies. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living has risen. The value of the investments held in the Separate Account fluctuates daily and is subject to the risks of changing economic conditions, as well as the risks inherent in the ability of management to make changes in such investments necessary to meet changes in economic conditions.

           There may be times when management feels that conditions are such that continued investment in a portfolio made up primarily of common stocks does not appear to be the best method of seeking the objective of the Separate Account. At such times, a larger proportion of the assets may be invested in preferred stocks, corporate bonds or debentures (which may or may not be convertible into stocks), stock warrants or options (puts or calls), or real estate.

           Periodically, and in limited amounts, the Separate Account may hold funds in the form of short-term obligations, such as U.S. Treasury Bills, bankers' acceptances, certificates of deposit and commercial paper. This permits a return on cash balances held prior to investment of these funds in securities.

       2. Investments will not be concentrated in particular industries or group of industries and no more than 25% of the assets of the Separate Account will be invested in any one industry.

       3. The Separate Account does not intend to engage in the purchase and sale of interests in real estate, but reserves freedom of action to do so. However, it will not make any such purchase if the value of any real estate held plus the amount proposed to be acquired (subject to the provisions of policy 10 below) amounts to more than 10% of the value of the Separate Account's assets. The Separate Account may invest in deeds of trust to real estate or marketable interests in real estate investment trusts.

       4. No purchase or sale of commodities or of commodity contracts will be made.

       5.  No money will be borrowed.

       6. No loan of funds or other assets will be made, except through the acquisition of a portion of an issue of bonds, debentures or other evidence of indebtedness which are publicly distributed.

       7.  No securities of other issuers will be underwritten.

       8. Not more than 5% of the voting securities of any one issuer will be acquired.

       9. No purchase of securities will be made if, as a result of such purchase, more than the greater of $5,000 or 5% of the total value of the assets of the Separate Account will be invested in the securities of any one issuer (other than the United States or its instrumentalities).

       10. The Separate Account will not invest more than 10% of the value of its assets in securities or other investments (including real estate and restricted securities) which are subject to legal or contractual restrictions upon resale or are not otherwise readily marketable.

           Since the inception of the Separate Account, no purchases of restricted securities have been made. Moreover, management has no current intention of investing in such securities in the future.

       11. No purchase of warrants or options to purchase securities will be made if, as a result of such purchase, more than 2% of the assets of the Separate Account will be invested in such warrants and options.

           Since the inception of the Separate Account, no purchases of warrants or options have been made. Moreover, management has no current intention of investing in such securities in the future.

       12. Dividends from the net investment income and capital gains distributions of the Separate Account will be retained and reinvested by the Separate Account.


   II. Other

       The policies and objectives below may be changed by action of the Board of Managers.

       1. All investments of assets of the Separate Account are restricted to those permitted under the regulations adopted by the Tennessee Insurance Commissioner with respect to investments made by segregated variable annuity accounts established by insurance companies. Investments of the Separate Account will be in compliance with the regulations, including the provision that all common stock investments shall be in stock which is listed or admitted to trading on a securities exchange registered under the Securities Exchange Act of 1934 or which is publicly held and has been traded in the over-the-counter market and as to which current stock market quotations are readily available.

       2. So long as the Company is licensed to do variable annuity business in the State of New York, the investment of assets of the Separate Account will be subject to the following restrictions, unless otherwise permitted by New York law: (a) no investment shall be made which will result in the ownership of more than 5% of the total outstanding common stock of any corporation; or (b) not more than 10% of the aggregate value of the assets of the Separate Account shall be invested at any time in common stocks which do not meet the criteria for investments by life insurance companies under New York law.

       3.  Purchases will not be made on the margin.

       4.  Short sales of securities will not be made.

       5. Limited amounts of securities of one or more investment companies may be acquired up to a maximum of 10%, in the aggregate, of the assets of the Separate Account, provided that no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company will be owned by the Separate Account nor more than 5% of the value of the Separate Account's assets will be invested in such company.

       6. No investments in the securities of a company will be made for the purpose of exercising control of management.

       7. Purchases will be made for investment purposes and not for short-term trading purposes. However, freedom of action is reserved to make such changes in the Separate Account's portfolio as are considered necessary or desirable, including the realization of short-term capital appreciation when appropriate.

       8. No participation will be made in joint or joint and several securities trading accounts.

III.   Portfolio Turnover

       The Separate Account will purchase securities for long-term capital growth and not for short-term trading purposes, although in certain circumstances (such as during periods of pronounced market instability) it may sell securities held for a short period if considered necessary or desirable. Accordingly, the Separate Account's annual rate of turnover ordinarily will not exceed 50%. In 1996, the portfolio turnover rate was 28%.

                              FEDERAL TAX STATUS

   Separate Account B is not qualified as "regulated investment company" under Subchapter M of the Internal Revenue Code (Code) since it is not taxed separately from the Company. The operations of the Separate Account form a part of the Company's total operations under existing federal income tax law. The Separate Account will make no distributions of investment income or realized

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

capital gains. No changes in this status will be sought nor are any changes otherwise anticipated.

   The investment results credited to the contract are not taxable to the contract owner or annuitant until such owner or annuitant either receives a distribution under the contract or else commences receiving annuity payments. Annuity payments received after the annuity starting date will be taxed as ordinary income to the extent the benefits represent payments in excess of the "annual exclusion" under the contract. The "annual exclusion" is determined by dividing the annuitant's cost or investment in the contract by the number of years during which the annuity payments are expected to be made under the contracts.

   The Company will be required to withhold federal income taxes on annuity payments and other distributions made under the contract. Recipients of annuity payments or other distributions may in many cases elect not to have such payments withheld; however, withholding is mandatory in the case of certain distributions from qualified plans that are not "rolled over" to another plan in a direct transfer. The withholding rate will be applied only against the taxable portion of the annuity payments for the distributions under the contract. Under current regulations the Company is required to report to the IRS and the recipient annuity payments in excess of $10 annually whether or not withholding is elected.

   No taxes are payable by the Company on the investment income or realized or unrealized capital gains of the Separate Account which are taken into account in determining the value of the accumulation unit and the value of the annuity unit.

   Also with respect to individual non tax qualified contracts, distributions which represent partial surrenders made before the commencement date of annuity payments will be treated for federal income tax purposes first as withdrawals of income earned on investment (to the extent such income is received and subject to tax), and then as return of capital. In addition, amounts received as a result of an assignment or pledge of the contract will be treated as withdrawals under the contract and consequently subject to tax. This provision will not, however, apply to income amounts allocable to investments made prior to August 14, 1982.

   For individual contract distributions made after December 31, 1986, and before the commencement of annuity payments, a 10% penalty will be assessed by the IRS against all amounts received under the contract to the extent amounts received represent income generated under the contract. The penalty will not be assessed against distributions made: (1) on or after the participant under the contract attains age 59 1/2, (2) to a beneficiary as a result of the death of a contractholder, (3) to the participant as a result of the disability, (4) on amounts received which represent payments under an annuity for the life (or life expectancy) of the payee, or (5) on amounts allocable to an investment made prior to August 14, 1982.

   The Code as amended by the Tax Reform Act of 1986 imposes restrictions on distributions (i.e., redemptions in whole or part) from annuity contracts sold to plans qualified under section 403(b) of the Code. These restrictions are effective in tax years beginning after December 31, 1988. Section 403(b)(11) of

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

the Code requires that for such annuity contracts to receive tax-deferred treatment, they must provide that:

    Distributions attributable to contributions made after December 31, 1988, pursuant to a salary reduction agreement to be paid only:

    (1) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of section 72(m)(7)); or

    (2) in the case of hardship. In hardship cases, only the distribution of amounts contributed after December 31, 1988, is permitted; distribution of any income attributable to these contributions is prohibited.

   The contracts described in this disclosure statement have been amended to comply with these changes in the Code. Disclosure relating to withdrawal of amounts from the contracts and redemption of all or a portion of a Participant's account should be read with the above restrictions in mind.

   Distributions of assets held as of December 31, 1988, are not subject to these Code restrictions.

   Contracts issued in connection with qualified plans are also subject to the minimum distribution requirements of the Code, and may be subject to additional restrictions contained in the plans themselves.


NOTE: It should be recognized that the above discussion of federal income tax aspects of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to application of the law to individual circumstances.


                       ALLOCATION OF PORTFOLIO BROKERAGE

      The Company has responsibility for placing orders for the purchase and sale of portfolio securities of the Separate Account under an Investment Advisory Agreement. With respect to such purchases and sales, the primary objective is to obtain the most favorable prices and execution of orders on behalf of the Separate Account. With respect to transactions executed in the over-the-counter market, the Company will deal only with principal market makers unless more favorable prices are otherwise available.

      The Company does not expect to use any one particular broker or dealer but, subject to obtaining the best prices and executions, brokers who provide statistical information and supplemental research to the Company for pricing and appraisal services utilized by the Company may receive orders for transactions. It is not possible to determine the exact value of such statistical information and supplemental research provided to the Company. Such information and research is used by the Company for the benefit of all its investment accounts and no allocation of services or the costs therefore is made nor is such an allocation possible.


                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B

      The Separate Account is managed by a Board of Managers in accordance with the Rules and Regulations adopted by the Board. The Chairman and Members of the Board of Managers are as follows:

                                Present Position with the Separate
                                Account and Principal Occupation
Name and Address                During the Last Five Years
-----------------               ---------------------------------

David G. Fussell*               Chairman of the Board; Vice President,
1 Fountain Square               Securities, Provident Companies, Inc.,
Chattanooga, Tennessee 37402    Provident Life and Accident Insurance
Age:  49                        Company; Provident Life and  Casualty
                                Insurance Company.

Henry E. Blaine#                Board Member; Chairman of the Board,
293 West Haller Drive           President and Chief Executive Officer
East Alton, Illinois  62024     Native American Lapidary Company
Age:  67                        (NALCO), Colorado; B&B Enterprises, Partner

H. Grant Law, Jr.#              Board Member; President and Chief Executive
213 W. Fleetwood Drive          Officer, Newton Chevrolet - GEO, Inc.;
Lookout Mountain, TN  37350     President, Newton Oldsmobile - GMC Truck -
Age:  50                        Mitsubishi, Inc.


*NOTE: Interested person of the Separate Account as that term is defined in the Investment Company Act of 1940.

#NOTE:  Member:  Audit Committee of the Separate Account.


                  COMPENSATION OF CERTAIN AFFILIATED PERSONS

   No person other than the Company receives any compensation from the Separate Account since the Company pays all expenses relating to the operation of the Separate Account.

                         INVESTMENT ADVISORY SERVICES

   Investment Advisory Agreement

    The Company acts as the investment adviser of the Separate Account. In performing this role, the Company continuously provides the Board of Managers with an investment program and recommendations on the purchase and sale of investments for their consideration. The Company also has the responsibility for placing orders for purchases and sales. In performing these functions, the Company is guided by the investment policies and restrictions promulgated by the Board of Managers of the Separate Account. Moreover, all actions taken by the Company with regard to investments as investment adviser are reviewed by the Board.

    For providing investment advice the Company receives a monthly fee from the Separate Account in an amount equal to approximately 0.50% on an annual basis. No part of the investment advisory fees are derived from the sales and administrative expense fees described herein.

    The Company furnishes these services to the Separate Account pursuant to a written investment advisory agreement which was last approved on January 27, 1997 by the Board of Managers, including a majority of the members of each Board of Managers who are not parties to the Agreement nor interested persons of such party, at a meeting called for the purpose of voting on such approval. The agreement was last submitted to and approved by the contract owners of the Separate Account on April 12, 1977, and amendments thereto were submitted to and approved by the contract owners on April 11, 1978.

    The Investment Advisory Agreement:

    1. May not be terminated by the Company without the prior approval of a new investment advisory agreement by a majority of the outstanding voting securities of the Separate Account but may be terminated without the payment of any penalty on 60 days' written notice by the Board of Managers or by a majority of the outstanding voting securities of the Separate Account;

    2. Shall continue in effect for a period more than two years from the date of its execution, only so long as such continuation is specifically approved at least annually by (a) a majority of the Board of Managers of the Separate Account, or (b) a majority of the outstanding voting securities of the Separate Account, and in either event by a majority of the members of the Board of Managers who are not parties to the Agreement or interested persons of such party, casting their votes in person at a meeting called for the purpose of voting on such approval;

    3. Cannot be modified without prior approval by the vote of a majority of the outstanding voting securities of the Separate Account and by a vote of a majority of the members of the Board of Managers who are not parties to the Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval;

    4.  Will terminate automatically if assigned.


                               CONTRACT CHARGES

Mortality and Expense Assurances

   Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Separate Account, the payments will not be affected by (a) the Company's actual expenses, if greater or lesser than the deductions provided for in the contract, or (b) the Company's actual mortality experience among annuitants after retirement.

   The Company provides an expense assurance by assuming the risk that the administrative fee may be insufficient to cover the actual administrative costs.

   The Company also assumes the risk that actual mortality of annuitants may be less than was assumed in calculating the annuity rates. The contingent mortality assurance provided by the Company under the contracts is the Company's contractual obligation to continue to make monthly annuity payments, determined in accordance with the annuity tables and other provisions contained in the contracts, to each annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. This obligation assures an annuitant that neither his longevity nor an improvement in life expectancy generally will have any adverse effect on the monthly annuity payments he will receive under the contract and relieves the annuitant from the risk that he will outlive the funds which he has accumulated for retirement. The assurance is based on the Company's actuarial determination of expected mortality rates among annuitants. If the future proves that the Company's actuarial determination of expected mortality rates among annuitants was erroneous because, as a group, their longevity is longer than anticipated, the Company must provide amounts from its general funds to fulfill its contractual obligation. In that event, the Company may incur a loss. Conversely, if longevity among annuitants is lower than anticipated, a gain may result to the Company. The Company also provides a minimum death benefit.

   For providing expense assurances and for the assumption of the mortality risks, a charge of approximately .70% on an annual basis is deducted from the current net asset value of the Separate Account per valuation day.

                                 VOTING RIGHTS

   Contract owners of the Separate Account will have the right to vote at annual meetings of contract owners on the following matters:

1.  Initial approval of and any amendment to the investment advisory agreement;

2.  Ratification of the selection of independent auditors for the Separate
    Account;

3.  Election of members to the Board of Managers of the Separate Account;

4. Any change in the fundamental investment policies of the Separate Account or other policies requiring contract owners' approval; and

5. The transaction of such other business as may properly come before the meeting.

   The number of votes which a contract owner may cast prior to the time annuity payments begin is equal to the dollar value of the accumulation units in the variable portion of his contract as of the record date, each dollar of value representing one vote and each fraction of a dollar of value representing a like fraction of a vote. Contract values will be rounded to the nearest cent to determine the total vote a contract owner may be entitled to cast. After annuity payments begin, a contract owner or annuitant may cast one vote for each dollar and a fraction of a vote for each fraction of a dollar (rounded to the nearest cent) of the value of the valuation reserves maintained by the Company in the Separate Account with respect to the annuitant under the contract, pursuant to the Tennessee Insurance Code and regulations thereunder. Once annuity payments begin, the total number of votes which the annuitant may cast will generally decrease during the payment period.

   The determination of the number of votes to be cast will be made as of a date (record date) within 90 days prior to the meeting of contract owners, and the contract owner will receive at least 20 days written notice of the meeting and of the number of votes to which he is entitled. The contract owner will be entitled to vote only if he was the owner on the record date and on the date of the meeting.


                            SURRENDER FOR REDEMPTION

    At any time during the accumulation period and prior to the commencement of annuity payments: (a) for contracts used in IRA's, the annuitant may surrender the contract for redemption; (b) for contracts under HR-10 plans, the annuitant may surrender the contract for redemption to the extent permitted in the plan; and (c) for contracts used in plans qualifying under Section 403(b) of the Code, an annuitant may surrender th above under "Federal Tax Status".

   With respect to other contracts, at any time prior to the commencement of annuity payments, surrender for redemption may be effected by sending a written request for surrender to the Company accompanied by the contract or certificate.

   There is no charge or fee for surrender for redemption.

   In addition, subject to possible plan and Internal Revenue Code restrictions, a portion of the termination value of the contract or participant's account may be surrendered subject to the following limitations:

1. No more than one such partial surrender for redemption may be allowed on behalf of any annuitant in any one contract year; and

2. No partial surrender for redemption will be permitted as a result of which the current value of the accumulation units remaining in the contract falls below $10.

    For IRA contracts, if annuity payments have not commenced prior to the close of the annuitant's tax year in which he attains age 70 1/2, then, not later than the close of such tax year, the Company will distribute in one sum to the annuitant the annuitant's entire interest in the contract.


                           TRANSFERS BETWEEN ACCOUNTS

   The contract owner may direct the transfer of the value of all or a portion of the accumulation units between the fixed-dollar annuity portion of the contract and the variable annuity portion. Such transfers shall not be permitted more often than once each contract year. Such transfers shall be effected without the imposition of additional sales and administrative expense charges.

                       SALES AND ADMINISTRATIVE SERVICES

   I.  General

    The Company acts as principal underwriter and provides all sales and administrative services in connection with the contracts and Separate Account B. The Company deducts a sales and administrative expense fee to cover these services as set forth below.

    Administrative expense includes such items as fees and expenses of the Board of Managers, salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, custodian fees, printing, office equipment, stationery and plan administration cost. The charge for administrative expense is designed only to reimburse the Company for its actual administrative expense, and the Company does not expect to recover from the charge or any modification thereof any amount above its accumulated expenses in administering the contracts.

    When applicable, a deduction will be made for premium taxes imposed by some states or municipalities. These taxes currently range from .5% to a maximum of 3.5%.

II.  Tax Qualified Contracts

    Under contracts subject to Sections 401, 403(b) and 408 of the Code, the annuity purchase rates and the deductions for sales and administrative expenses, the investment advisory fee and the contingency fees, as contained in the contracts when issued, will be applicable to cumulative purchase payments made under the contract up to $100,000. Purchase payments made thereafter may be made only upon approval by the Company and will be subject to terms and conditions as required by the Company. The group contracts may not be modified during the first contract year.

    Under the individual contract used to fund IRA's and HR-10 plans, the Company deducts a sales and administrative fee of 8.0% from each purchase payment (of which 7.0% is for sales expense and 1.0% is for administrative expense).

    Under the individual or group contract used to fund plans qualifying under
    Section 403(b) of the Code, the Company deducts sales and administrative expense fees in accordance with the following schedule:


        Cumulative                   Portion      Portion For
         Purchase       Percentage   For Sales   Administrative
         Payment        Deduction    Expense        Expense
       -----------     ----------   ---------    ---------------

       First $10,000       6.0%        5.0%           1.0%
             Balance       4.0%        3.0%           1.0%


III.   Non Tax Qualified Contracts

       Under non tax qualified single purchase payment variable annuity contracts, the sales and administrative expense fee is calculated as follows:

       Single                         Portion      Portion For
       Purchase          Percentage   For Sales   Administrative
       Payment           Deduction    Expense        Expense
       --------          -----------  ----------  ---------------

       First $25,000         6.0%        4.5%           1.5%
       Next  $25,000         5.0%        4.0%           1.0%
       Next  $25,000         3.0%        2.5%           0.5%
             Balance         2.0%        1.5%           0.5%

       Under non tax qualified flexible installment purchase payment variable annuity contracts, the sales and administrative expense fee is calculated as follows:

       Single                            Portion      Portion For
       Purchase            Percentage   For Sales   Administrative
       Payment              Deduction    Expense        Expense
       -------------       -----------  ----------  ---------------

      First $25,000           8.0%        7.0%            1.0%
      Next  $25,000           6.0%        5.0%            1.0%
      Next  $25,000           5.0%        4.0%            1.0%
            Balance           4.0%        3.0%            1.0%

IV.  Underwriting Agreement

  The Company furnishes sales and administrative services to the Separate Account pursuant to a written agreement which was last approved on January 27, 1997 by the Board of Managers of the Separate Account, including a majority of members who are not parties to the Agreement nor interested persons of such party, at a meeting called for the purpose of voting on such approval. The Agreement was last submitted to and approved by the contract owners on April 12, 1977.

  The Underwriting Agreement:

  1. May not be terminated by the Company without the prior approval of an underwriting agreement by a majority of the outstanding voting securities of the Separate Account but may be terminated without the payment of any penalty, on 60 days' written notice by the Board of Managers of the Separate Account or by a majority of the outstanding voting securities of the Separate Account;

  2. Shall continue in effect for a period more than two years from the date of its execution, only so long as such continuation is specifically approved at least annually by (a) a majority of the Board of Managers of the Separate Account, or (b) a majority of the outstanding voting securities of the Separate Account, and in either event by a majority of the members of the Board of Managers who are not parties to the Agreement or interested persons of such party, casting their votes in person at a meeting called for the purpose of voting on such approval;

  3. Cannot be modified without prior approval by the vote of a majority of the outstanding voting securities of the Separate Account or by a vote of a majority of the members of the Board of Managers who are not parties to the agreement or interested persons of such party, cast in person in a meeting called for the purpose of voting on such approval;

  4. Will terminate automatically if assigned.

                              VALUATION OF ASSETS

   The value of assets held in the Separate Account are calculated each day the New York Stock Exchange is open for trading.


                          STATE REGULATION OF COMPANY

   As an insurance company organized under the provisions of Chapters 491 and 508 of the 1966 Code of Iowa and redomesticated to Tennessee pursuant to the provisions of Chapter 511 of the Public Acts of 1978, Ninetieth Legislature, State of Tennessee, the Company (including the Separate Account) is subject to regulation by the Tennessee Commissioner of Insurance. Periodically, the Commissioner examines the liabilities and reserves of the Company and its Separate Account and certifies to their correctness.

   In addition, the Company is subject to the insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance departments of such jurisdictions


                             SECURITIES CUSTODIAN

   The Chase Manhattan Bank, N.A. acts as the Custodian of portfolio securities and other assets of the Separate Account, under an agreement among the Bank, Separate Account and the Company.


                               LEGAL PROCEEDINGS

   There are no material legal proceedings pending to which the Company or the Separate Account are a party, or to which their property is subject, which depart from the ordinary routine litigation incident to the kinds of business conducted by them.

                                 LEGAL OPINION

   Legal matters relating to Federal securities laws applicable to the contracts as well as all matters relating to Federal income tax laws and the insurance laws of Tennessee and other states in which contracts have been offered, have been passed upon by Susan N. Roth, Vice President and Secretary of Provident National Assurance Company.


                                    EXPERTS

   The financial statements of the Provident National Assurance Company Separate Account B at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996, and of Provident National Assurance Company at December 31, 1996 and 1995, and for each of the two years in the period ended December 31, 1996, appearing in this Disclosure Statement and Registration

Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                             ADDITIONAL INFORMATION

   There have been filed with the Securities and Exchange Commission, Washington, D.C., registration statements (Form S-5, now designated N-3) under the Securities Act of 1933, as amended, with respect to the contracts. The contracts are exhibits to the registration statements. If further information is desired with respect to the Separate Account or the contracts, reference is made to the registration statement and the exhibits filed as a part thereof.

                        REPORT OF INDEPENDENT AUDITORS




Board of Managers and Contract Owners
Provident National Assurance Company
  Separate Account B


We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1996 and 1995, including the schedule of investments as of December 31, 1996, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1996, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 and 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1996 and 1995, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1996, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


                                        ERNST & YOUNG LLP

Chattanooga, Tennessee
January 17, 1997

STATEMENTS OF ASSETS AND LIABILITIES

Provident National Assurance Company Separate Account B

                                                                               December 31
                                                                         1996              1995
                                                                     -----------       -----------
ASSETS

Investments:
  Common stocks--at market value
     (cost:  1996--$9,625,656; 1995--$10,391,006)                    $13,622,505       $13,200,097
  Bonds--at market value
     (cost:  1996--$100,000; 1995--$0)                                   106,500                 0
  Short-term investments--at cost plus
     accrued interest (approximately market)                             196,934                 0
                                                                     -----------       -----------
                                                                      13,925,939        13,200,097

Cash                                                                         902            29,854
Accrued dividends and interest                                            22,888            18,566
Amounts due from Provident National Assurance Company                        999                19
                                                                     -----------       -----------
                                                      TOTAL ASSETS    13,950,728        13,248,536
                                                                     -----------       -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits            19,655            83,866
Management fee and other amounts due Provident
  National Assurance Company                                              13,960            12,839
                                                                     -----------       -----------
                                                 TOTAL LIABILITIES        33,615            96,705
                                                                     -----------       -----------

Variable annuity contract owners' equity:
   Deferred annuity contracts terminable by owners--(accumulation units outstanding:  1996--1,538,926.064; 1995--1,767,394.226;
     unit value:  1996--$8.435567; 1995--$6.908158)                   12,981,714        12,209,438
   Annuity contracts in pay-out period                                   935,399           942,393
                                                                     -----------       -----------
                                     TOTAL CONTRACT OWNERS' EQUITY   $13,917,113       $13,151,831
                                                                     ===========       ===========

See notes to financial statements

STATEMENTS OF OPERATIONS

Provident National Assurance Company Separate Account B


                                                      Year Ended December 31
                                                1996            1995          1994
                                          --------------------------------------------
INVESTMENT INCOME
   Income:
      Dividends                           $   193,196      $   240,725    $   298,329
      Interest                                  8,347           24,937         76,107
                                          -----------      -----------    -----------
                                              201,543          265,662        374,436
                                          -----------      -----------    -----------

   Expenses--Note C:
      Investment advisory services             67,237           63,922         64,398
      Mortality and expense assurances         94,131           89,492         90,158
                                          -----------      -----------    -----------
                                              161,368         153,414         154,556
                                          -----------      -----------    -----------

               NET INVESTMENT INCOME           40,175         112,248         219,880
                                          -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS--NOTE A
   Net realized gain from investment
    transactions (excluding short-term
    securities):
    Proceeds from sales                     5,882,270      13,313,567       9,701,955
    Cost of investments sold                4,404,304      11,434,739       9,214,091
    Adjustment for impairment of value              0         (76,960)              0
                                          -----------      ----------     -----------
          Net realized gain                 1,477,966       1,801,868         487,864
                                          -----------      ----------     -----------

   Net unrealized appreciation of
     investments:
      At end of year                        4,003,349       2,809,091       1,635,016
      At beginning of year                  2,809,091       1,635,016       2,899,236
                                          -----------      ----------     -----------
      Increase (decrease) in net
        unrealized appreciation of
        investments                         1,194,258       1,174,075      (1,264,220)
                                          -----------      ----------     -----------

  NET REALIZED AND UNREALIZED GAIN (LOSS)
          ON INVESTMENTS                    2,672,224       2,975,943       (776,356)
                                          -----------      ----------     -----------

                    NET INCOME (LOSS)     $ 2,712,399     $ 3,088,191     $ (556,476)
                                          ===========     ===========     ==========

Ratio of expenses to total investment
  income                                        80.07%          57.75%         41.28%
                                          ===========      ==========     ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNER'S EQUITY

Provident National Assurance Company Separate Account B

                                                                                  Year Ended December 31
                                                                              1996         1995          1994
                                                                          -----------   -----------   -----------
Balance at beginning of period                                            $13,151,831   $12,171,347   $13,594,156
                                                                          -----------   -----------   -----------
From investment activities:
   Net investment income                                                       40,175       112,248       219,880
   Net realized gain on investments                                         1,477,966     1,801,868       487,864
   Increase (decrease) in net unrealized appreciation of investments        1,194,258     1,174,075    (1,264,220)
                                                                          -----------   -----------   -----------
   Increase (decrease) in contract owners' equity from
     investment activities                                                  2,712,399     3,088,191      (556,476)
                                                                          -----------   -----------   -----------
From variable annuity contract transactions:
   Net contract purchase payments (Units purchased:
     1996-- 4,869.798;
     1995-- 8,835.033;
     1994--13,985.385)                                                         35,994        53,380        75,685
   Terminations and death benefits (Units terminated:
     1996--243,557.308;
     1995--337,338.173;
     1994--153,401.946)                                                    (1,866,405)   (2,054,839)     (841,067)
   Variable annuity benefits paid (Number of units:
     1996--15,310.532;
     1995--17,171.953;
     1994--18,478.239)                                                       (116,706)     (106,248)     (100,951)
                                                                          -----------   -----------   -----------
   Decrease in contract owners' equity from variable
     annuity contract transactions                                         (1,947,117)   (2,107,707)     (866,333)
                                                                          -----------   -----------   -----------
Net increase (decrease) in contract owners' equity                            765,282       980,484    (1,422,809)
                                                                          -----------   -----------   -----------
Balance at end of period                                                  $13,917,113   $13,151,831   $12,171,347
                                                                          ===========   ===========   ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


DECEMBER 31, 1996

                                             Number of             Market
                                              Shares               Value
                                            ---------           ----------
COMMON STOCKS

   CAPITAL GOODS (5.7%)
       Boeing Company                          2,000             $ 213,000
       General Electric Company                5,900               583,363
                                                                 ---------
                                                                   796,363
   CONSUMER (39.4%)
       Bristol-Myers Squibb Company            4,500               490,500
       Coca-Cola Company                       9,000               473,625
       Eckerd Jack Company                     1,964                62,847
       Exide Corporation                       3,500                80,937
       Gannett Company, Inc.                   5,500               411,813
       General Motors Corporation              7,000               390,250
       McDonald's Corporation                 10,500               476,438
       Pentos PLC                            160,000                     0
       PepsiCo, Inc.                           8,000               234,000
       Proctor & Gamble Company                3,500               376,687
       Safeway, Inc.                           4,200               179,550
       Sara Lee Corporation                    6,000               223,500
       Sears, Roebuck & Company                5,000               230,000
       Sprint Corporation                      3,000               119,625
       Teleport Communications Group, Inc.
         Class A                              10,000               305,000
       Viacom, Inc. Class B                   13,712               478,206
       Wal-Mart Stores, Inc.                  17,000               386,750
       Worldcom, Inc.                         21,500               560,355
                                                                 ---------
                                                                 5,480,083

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1996

                                                            Number of       Market
                                                             Shares          Value
                                                            ---------     ----------
COMMON STOCKS - Continued

   FINANCIAL (10.3%)
       American Express Company                                8,000      $  452,000
       Corestates Financial Corporation                        6,250         324,219
       NationsBank Corporation                                 2,000         195,500
       Wells Fargo & Company                                   1,700         458,575
                                                                          ----------
                                                                           1,430,294
   HEALTH CARE (12.9%)
      Columbia Healthcare Corporation                          6,750         275,063
      Eli Lilly & Company                                      1,500         109,500
      HealthSouth Corporation                                  9,500         366,937
      Johnson & Johnson                                        9,032         449,342
      Merck & Company, Inc.                                    7,500         597,188
                                                                         -----------
                                                                           1,798,030
    HIGH GROWTH TECHNOLOGY (25.9%)
      Airtouch Communications, Inc.                            7,000         176,750
      Comcast Corporation Class A Spl                         14,500         258,288
      Computer Associates International                        7,000         348,250
      Emerson Electric Company                                 5,000         484,375
      Hewlett Packard Company                                  7,000         351,750
      Intel Corporation                                        4,250         556,750
      Lucent Technologies, Inc.                                4,444         205,535
      Microsoft Corporation                                    4,000         330,500
      Motorola, Inc.                                           4,500         275,625
      Oracle Corporation                                       5,000         208,750
      SCI Systems, Inc.                                        5,000         223,125
      3Com Corporation                                         2,500         183,437
                                                                          ----------
                                                                           3,603,135

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1996

                                                               Number of      Market
                                                                 Shares        Value
                                                               ---------    -----------
COMMON STOCKS - Continued

   MISCELLANEOUS (3.7%)
      Minnesota Mining & Manufacturing Company                    6,200     $   514,600
                                                                            -----------

TOTAL COMMON STOCKS (97.9%)                                                  13,622,505

                                                               Principal
                                                                Amount
                                                               ---------

BONDS (0.8%)
      Tenet Healthcare Corporation 6.00%
        Exchangeable Subordinated Notes
        due December 1, 2005                                    $100,000    $   106,500
                                                               =========

SHORT-TERM INVESTMENTS (1.4%)
      Dynamic Funding Corporation
       Commercial Paper
       due January 3, 1997                                      $197,000    $   196,934
                                                               =========    -----------

TOTAL INVESTMENTS (100.1%)                                                   13,925,939

CASH AND RECEIVABLES LESS LIABILITIES (-0.1%)                                    (8,826)
                                                                            -----------
TOTAL VARIABLE ANNUITY CONTRACT
  OWNERS' EQUITY (100.0%)                                                   $13,917,113
                                                                            ===========

See notes to financial statements.

SUPPLEMENTARY INFORMATION


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B



Selected data for an accumulation unit outstanding throughout each year excluding sales loads:


                                                           Year Ended December 31
                                             1996          1995         1994          1993          1992
                                           --------------------------------------------------------------
Investment income                          $  .11        $  .13       $  .15        $  .14        $  .12
Expenses                                      .09           .07          .07           .06           .06
                                           ------        ------       ------        ------        ------
Net investment income                         .02           .06          .08           .08           .06
Net realized and unrealized
  gain (loss) on investments                 1.51          1.44         (.32)          .54          (.07)
                                           ------        ------       ------        ------        ------
Net increase (decrease) in
  contract owners' equity                    1.53          1.50         (.24)          .62          (.01)
Net contract owners' equity:
   Beginning of year                         6.91          5.41         5.65          5.03          5.04
                                           ------        ------       ------        ------        ------

   End of year                             $ 8.44        $ 6.91       $ 5.41        $ 5.65        $ 5.03
                                           ======        ======       ======        ======        ======

Ratio of expenses to average
  contract owners' equity                    1.20%         1.21%        1.21%         1.22%         1.21%
Ratio of net investment income to
  average contract owners' equity            0.30%         0.89%        1.72%         1.39%         1.36%
Portfolio turnover                             28%          101%          70%           57%           35%
Number of accumulation units
  outstanding at end of year            1,538,926     1,767,394    2,097,793     2,242,809     2,655,895


See notes to financial statements


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B



                                                               Year Ended December 31
                                           1991          1990          1989          1988          1987
                                        ----------------------------------------------------------------
Investment income                       $  .13        $  .13         $  .12        $  .11        $  .10
Expenses                                   .05           .04            .04           .04           .04
                                        ------        ------         ------        ------        ------
Net investment income                      .08           .09            .08           .07           .06
Net realized and unrealized
  gain (loss) on investments              1.22         ( .16)           .64           .29          (.07)
                                        ------        ------         ------        ------        ------
Net increase (decrease) in
  contract owners' equity                 1.30          (.07)           .72           .36          (.01)
Net contract owners' equity:
   Beginning of year                      3.74          3.81           3.09          2.73          2.74
                                        ------        ------         ------        ------        ------

   End of year                           $5.04         $3.74          $3.81         $3.09         $2.73
                                        ======        ======         ======        ======        ======

Ratio of expenses to average
  contract owners' equity                 1.21%         1.22%          1.21%         1.22%         1.24%
Ratio of net investment income to
  average contract owners' equity         1.91%         2.34%          2.36%         2.30%         1.80%
Portfolio turnover                          42%           58%           104%           65%           62%
Number of accumulation units
  outstanding at end of year         2,854,559     3,031,469      3,667,660     4,191,222     5,182,071

See notes to financial statements.

                                                -9-

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B


NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $1,369,834, $1,798,019, and $563,363 for the years ended December 31, 1996, 1995, and 1994, respectively. There were gross unrealized gains of $4,232,359 and gross unrealized losses of $229,010 at December 31, 1996. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1996 is shown below.

                                             Year Ended December 31
                                        1996          1995          1994
                                    -----------   -----------   -----------
Cost of investments purchased       $ 9,751,620   $32,935,068   $36,509,262
   Less:  Short-term securities       6,012,666    20,637,665    28,013,052
                                    -----------   -----------   -----------
                                    $ 3,738,954   $12,297,403   $ 8,496,210
                                    ===========   ===========   ===========

Proceeds from investments sold      $11,698,035   $34,650,485   $37,415,387
   Less:  Short-term securities       5,815,765    21,336,918    27,713,432
                                    -----------   -----------   -----------
                                    $ 5,882,270   $13,313,567   $ 9,701,955
                                    ===========   ===========   ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

Provident National Assurance Company Separate Account B


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

(Unaudited)

Provident National Assurance Company Separate Account B


End of Month            Accumulation Unit Value         End of Month            Accumulation Unit Value
------------            -----------------------         ------------            -----------------------
December 1968           1.036279                        March 1992              4.735470
December 1969           1.080379                        June                    4.585274
December 1970           1.030039                        September               4.694884
December 1971           1.178612                        December                5.028547
December 1972           1.403795                        March 1993              5.208499
December 1973           1.126624                        June                    5.190340
December 1974           .863269                         September               5.441446
December 1975           1.022844                        December                5.646864
December 1976           1.156853                        March 1994              5.386379
December 1977           1.064425                        June                    5.274454
December 1978           1.094150                        September               5.475394
December 1979           1.219189                        December                5.410722
December 1980           1.555258                        March 1995              5.656995
December 1981           1.473246                        June                    6.194660
December 1982           1.812441                        September               6.505252
December 1983           2.132092                        December                6.908158
December 1984           2.029912                        January 1996            7.104573
December 1985           2.480050                        February                7.177128
December 1986           2.743444                        March                   7.309625
December 1987           2.734169                        April                   7.390144
December 1988           3.087892                        May                     7.561813
December 1989           3.812606                        June                    7.593667
March 1990              3.729963                        July                    7.181787
June                    4.080042                        August                  7.384505
September               3.435225                        September               7.851947
December                3.736441                        October                 8.000702
March 1991              4.312244                        November                8.674258
June                    4.243108                        December                8.435567
September               4.513598
December                5.036212

                                     -12-

(Unaudited)

Provident National Assurance Company Separate Account B


Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000. The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1989, on the last valuation day of each quarter from March 1990 through December 1995, and on the last valuation day of each month of 1996. The results shown should not be considered as a representation of the results which may be realized in the future.

                        REPORT OF INDEPENDENT AUDITORS


Board of Directors
Provident National Assurance Company


We have audited the accompanying statutory-basis statements of financial condition of Provident National Assurance Company, a wholly-owned subsidiary of Provident Companies, Inc., as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Tennessee Department of Commerce and Insurance, which practices differ from generally accepted acounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 1 and 13.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Provident National Assurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Tennessee Department of Commerce and Insurance.


                                       ERNST & YOUNG LLP

Chattanooga, Tennessee
February 10, 1997, except for Note 14,
as to which the date is March 27, 1997

STATEMENTS OF FINANCIAL CONDITION--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY


                                                 December 31
                                               1996         1995
                                          (in thousands of dollars)
                                        ---------------------------
ADMITTED ASSETS

CASH AND INVESTED ASSETS--NOTE 3
   Bonds                                    $1,035,968   $1,910,317
   Preferred Stocks                                  -           43
   Mortgage Loans                                    -       36,682
   Cash and Short-term Investments              73,333      139,255
                                            ----------   ----------
      Total Cash and Invested Assets         1,109,301    2,086,297


OTHER ASSETS
   Investment Income Due and Accrued            16,390       30,025
   Receivable from Parent,
    Subsidiaries, and Affiliates                 1,345          892
   Accounts Receivable - Investments             5,421        9,788
                                            ----------   ----------

TOTAL ASSETS EXCLUDING SEPARATE
 ACCOUNTS BUSINESS                           1,132,457    2,127,002

From Separate Accounts Statement               300,477      357,848
                                            ----------   ----------



TOTAL ADMITTED ASSETS                       $1,432,934   $2,484,850
                                            ==========   ==========

                                                 December 31
                                              1996         1995
                                          (in thousands of dollars)
                                        ---------------------------
LIABILITIES AND CAPITAL AND SURPLUS

   Annuity Reserves                         $  194,254   $  197,085
   Guaranteed Interest Contracts               762,787    1,619,217
   Other Contract Deposit Funds                 73,598       90,304
   Asset Valuation Reserve                      15,512       32,886
   Insurance Expenses Due or Accrued             4,923        3,718
   Federal Income Taxes                             64        3,505
   Remittances and Items not Allocated              39        1,428
   Borrowed Money and Interest Thereon           7,118        1,245
   Payable to Parent, Subsidiaries, and
    Affiliates                                       -        5,894
   Deposits under Security Loan
    Agreements                                       -        8,598
   Drafts Outstanding                            6,240        1,863
   Other Liabilities                               605        1,336
                                            ----------   ----------

TOTAL LIABILITIES EXCLUDING SEPARATE
 ACCOUNTS BUSINESS                           1,065,140    1,967,079

From Separate Accounts Statement               300,477      357,848
                                            ----------   ----------

TOTAL LIABILITIES                            1,365,617    2,324,927
                                            ----------   ----------

COMMITMENTS AND CONTINGENT
 LIABILITIES--NOTE 11

CAPITAL AND SURPLUS
   Common Capital Stock, $3.00 par
     Authorized and Issued--1,000,000
      shares                                     3,000        3,000
   Gross Paid in and Contributed Surplus        58,457      148,121
   Special Surplus Funds                         1,023        1,011
   Unassigned Surplus                            4,837        7,791
                                            ----------   ----------

TOTAL CAPITAL AND SURPLUS                       67,317      159,923
                                            ----------   ----------

TOTAL LIABILITIES AND CAPITAL AND
 SURPLUS                                    $1,432,934   $2,484,850
                                            ==========   ==========

See notes to financial statements--statutory basis

STATEMENTS OF OPERATIONS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY


                                            Year Ended December 31
                                              1996          1995
                                          (in thousands of dollars)
                                        ----------------------------
REVENUE
   Premium Income                           $     687    $     1,158
   Annuity and Other Fund Deposits              6,122          6,696
   Net Investment Income                      110,060        193,531
   Amortization of Interest Maintenance
    Reserve                                       604          2,120
   Other Income                                 2,634          2,678
                                            ---------    -----------
TOTAL REVENUE                                 120,107        206,183
                                            ---------    -----------

BENEFITS AND EXPENSES
   Annuity Benefits                            20,267         20,197
   Surrender Benefits and Other Fund
    Withdrawals                               955,517      1,446,514
   Interest on Policy or Contract Funds        76,265        163,815
   Change in Annuity Reserves                  (2,831)        (4,323)
   Change in Liability for Deposit Funds     (949,394)    (1,439,818)
   Commissions                                     77            120
   General Expenses                               695          1,270
   Insurance Taxes, Licenses, and Fees          2,087          4,425
                                            ---------    -----------
TOTAL BENEFITS AND EXPENSES                   102,683        192,200
                                            ---------    -----------

NET GAIN FROM OPERATIONS BEFORE FEDERAL
 INCOME TAXES AND NET REALIZED
 CAPITAL LOSSES                                17,424         13,983

Federal Income Taxes                            4,539          1,621
                                            ---------    -----------

NET GAIN FROM OPERATIONS BEFORE NET
 REALIZED CAPITAL LOSSES                       12,885         12,362

Net Realized Capital Losses--Note 3           (15,693)       (23,210)
                                            ---------    -----------

NET LOSS                                    $  (2,808)   $   (10,848)
                                            =========    ===========

See notes to financial statements--statutory basis.

STATEMENTS OF CAPITAL AND SURPLUS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY

                                            Year Ended December 31
                                              1996           1995
                                          (in thousands of dollars)
                                        ----------------------------
COMMON CAPITAL STOCK
   Balance at Beginning and End of Year       $  3,000      $  3,000
                                              --------      --------
GROSS PAID IN AND CONTRIBUTED SURPLUS
   Balance at Beginning of Year                148,121       148,121
   Return of Capital                           (89,664)            -
                                              --------      --------
   Balance at End of Year                       58,457       148,121
                                              --------      --------
SPECIAL SURPLUS FUNDS
   Balance at Beginning of Year                  1,011           981
   Increase During Year                             12            30
                                              --------      --------
   Balance at End of Year                        1,023         1,011
                                              --------      --------
UNASSIGNED SURPLUS
   Balance at Beginning of Year                  7,791         8,743
   Net Loss                                     (2,808)      (10,848)
   Change in Net Unrealized Capital
    Gains and Losses                                27           (15)
   Change in Non-admitted Assets and
    Related Items                               (7,199)       (1,709)
   Change in Reserve on Account of
    Change in Valuation Basis                        -          (965)
   Change in Asset Valuation Reserve            17,374        12,615
   Transferred to Special Surplus Funds            (12)          (30)
   Dividends to Stockholder                    (10,336)            -
                                              --------      --------
   Balance at End of Year                        4,837         7,791
                                              --------      --------

TOTAL CAPITAL AND SURPLUS                     $ 67,317      $159,923
                                              ========      ========

See notes to financial statements--statutory basis.

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY

                                            Year Ended December 31
                                              1996          1995
                                          (in thousands of dollars)
                                        ----------------------------
CASH FROM OPERATIONS
   Premiums Received                        $     687    $     1,158
   Annuity and Other Fund Deposits              6,122          6,696
   Investment Income Received                 122,550        208,481
   Other Income Received                        2,626          2,678
   Surrender Benefits and Other Fund
    Withdrawals Paid                         (955,517)    (1,446,514)
   Other Benefits Paid                        (20,267)       (20,538)
   Insurance Expenses Paid                     (1,651)        (3,925)
   Federal Income Taxes Paid                   (5,591)        (1,064)
                                            ---------    -----------
NET CASH FROM OPERATIONS                     (851,041)    (1,253,028)
                                            ---------    -----------
CASH FROM INVESTMENTS
   Proceeds from Investments Sold,
    Matured, or Repaid                        946,541      1,546,559
   Tax on Capital Gains and Losses
    (Paid) Reimbursed                         (10,018)         5,164
   Cost of Long-term Investments Acquired     (54,045)      (346,081)
                                            ---------    -----------

NET CASH FROM INVESTMENTS                     882,478      1,205,642
                                            ---------    -----------

CASH FROM FINANCING AND MISCELLANEOUS
 SOURCES
   Return of Capital                          (89,664)             -
   Borrowed Money                               5,872              -
   Dividends Paid to Stockholder              (10,336)             -
   Other Applications                          (3,231)       (35,946)
                                            ---------    -----------
NET CASH FROM FINANCING AND
 MISCELLANEOUS SOURCES                        (97,359)       (35,946)
                                            ---------    -----------

NET DECREASE IN CASH AND SHORT-TERM
 INVESTMENTS                                  (65,922)       (83,332)

CASH AND SHORT-TERM INVESTMENTS AT
 BEGINNING OF YEAR                            139,255        222,587
                                            ---------    -----------
CASH AND SHORT-TERM INVESTMENTS AT END
 OF YEAR                                    $  73,333    $   139,255
                                            =========    ===========


See notes to financial statements--statutory basis.

NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

OPERATIONS: Provident National Assurance Company (the Company) is a wholly-owned subsidiary of Provident Companies, Inc. (see Note 9). The Company is domiciled in the State of Tennessee and is licensed to do business in the fifty states and the District of Columbia. The Company is engaged in administering and maintaining fixed annuity products.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed by or permitted by the National Association of Insurance Commissioners (NAIC) and the Tennessee Department of Commerce and Insurance. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not apply any permitted statutory accounting practices that differ from prescribed statutory accounting practices.

The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to standardize prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices the Company uses to prepare its statutory financial statements.

Statutory accounting practices differ from generally accepted accounting principles (GAAP). Specific differences are as follows:

Bonds and Preferred Stocks: Bonds and sinking fund preferred stocks are carried at amortized cost with the discount or premium being amortized using the interest method. For GAAP, bonds and stocks not bought and held for the purpose of selling in the near term but for which the Company does not have the positive intent and ability to hold to maturity are classified as available-for-sale and are carried at fair value. Unrealized holding gains and losses for available-for-sale bonds and stocks are reported as a separate component of stockholder's equity. Bonds and stocks that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are generally reported at amortized cost.

Non-admitted Assets: Non-admitted assets, principally receivables and disallowed interest maintenance reserve (IMR), are excluded from the statements of financial condition, and changes therein are charged or credited directly to unassigned surplus.

Asset Valuation Reserve: The asset valuation reserve is reported as a liability rather than as capital, and changes in this reserve are charged or credited directly to unassigned surplus.

Policy Reserves: Policy reserves are provided based on assumptions and methods prescribed or permitted by insurance regulatory authorities rather than on mortality, interest, and retirement assumptions deemed to be appropriate when the contracts were issued.

Federal Income Taxes: Federal income taxes are provided based on the estimated liability for taxes incurred. The tax effects of temporary differences in reporting income for financial statement purposes and for income tax purposes are not included in the liability for federal income taxes.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Revenue and Expense Recognition: Deposits to guaranteed interest and other contract deposit funds are reported as revenue. Benefits include fund withdrawals and the change in deposit fund liabilities. Under GAAP, deposits collected from contract holders and withdrawals on guaranteed interest contracts
(GICs) and on other contract deposit funds are not reported as revenue and benefit expense.

Realized Capital Gains and Losses: Realized capital gains and losses are included net of tax in the determination of net income (loss) rather than on a pre-tax basis. The Company defers the portion of realized capital gains and losses, net of tax, on sales of fixed income investments, principally bonds and mortgage loans, which are attributable to changes in the general level of interest rates. The deferred gains and losses are accumulated in the IMR and are amortized over the remaining period to maturity based on groupings of securities sold in five-year bands.

For a reconciliation of net loss and capital and surplus determined on a statutory basis to net income (loss) and stockholder's equity determined on a GAAP basis, see Note 13.

Other significant accounting practices are as follows:

INVESTMENTS: Bonds not backed by other loans are generally carried at amortized cost with the discount or premium on bonds being amortized using the interest method. Loan-backed bonds and structured securities are generally carried at amortized cost using the interest method including anticipated prepayments at the date of purchase. The prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates and are consistent with the current interest rate and economic environment; significant changes in estimated cash flows from the purchase assumptions are accounted for using the retrospective method. Sinking fund preferred stocks are carried at amortized cost. Mortgage loans are generally carried at the unpaid balance. Short-term investments are carried at cost. Realized capital gains and losses are determined based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in the value of an investment is determined to be other than temporary, a provision for loss is recorded which is included in realized capital gains and losses. Changes in admitted asset carrying amounts of bonds and stocks are recorded directly in unassigned surplus.

DERIVATIVE INSTRUMENTS: Derivative instruments, which consist of interest rate swaps and exchange-traded interest rate futures contracts, are valued in accordance with the NAIC "Accounting Practices and Procedures" manual and the "Purposes and Procedures" manual of the Securities Valuation Office.

Interest Rate Swap Agreements are agreements in which the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and variable rate interest amounts, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. The Company has certain forward interest rate swap agreements where the exchange of interest payments does not begin until a specified future date. The Company intends to settle, for cash, the forward interest rate swap agreements prior to the commencement of the exchange of interest payment streams.

The fair values of interest rate swap agreements are not reported in the statements of financial condition. Amounts to be paid or received pursuant to interest rate swap agreements are accrued and recognized in the statements of operations as an adjustment to net investment income.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The Company accounts for all of its interest rate swap agreements as hedges. Accordingly, any gains or losses realized on closed or terminated interest rate swap agreements are deferred and amortized to net investment income over the expected remaining life of the hedged item. If the hedged item matures or terminates earlier than anticipated, the remaining unamortized gain or loss is amortized to net investment income in the current period. Gains or losses realized on interest rate swap agreements which are terminated when the hedged assets are sold are allocated to the interest maintenance reserve and amortized into earnings over the remaining life of the assets sold. Gains or losses on interest rate swap agreements which are terminated because the hedged anticipated transaction is no longer likely to occur are reported in the statements of operations as a component of net realized capital gains and losses. The Company regularly monitors the effectiveness of its hedging programs. In the event a hedge becomes ineffective, it is marked-to-market, resulting in a charge or credit to net investment income.

Interest Rate Futures contracts are commitments to either purchase or sell a financial instrument at a specific future date for a specified price. The Company invests only in futures contracts which have U.S. Treasury securities as the underlying investments. Changes in the market value of contracts are settled, for cash, on a daily basis. The notional amount of interest rate futures contracts represents the extent of the Company's involvement but not the future cash requirements, as the Company intends to close out open positions prior to settlement. All of the Company's futures contracts are accounted for as hedges.

The fair values of futures contracts are not reported in the statements of financial condition. Gains or losses realized on the termination of futures contracts are accounted for in the same manner as interest rate swap agreements.

RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS: Reserves for future policy and contract benefits on group single premium annuities have been provided on a net single premium method. The reserves are calculated based upon assumptions as to interest, mortality, and retirement that were prescribed or permitted by insurance regulatory authorities. The assumptions vary by year of issue.

Reserves for future policy and contract benefits on all products meet the minimum valuation standards requirements by the Tennessee Department of Commerce and Insurance.

GICS AND OTHER CONTRACT DEPOSIT FUNDS: GICs and other contract deposit funds represent customer deposits plus interest credited at contract rates. The interest rate credited on a contract is dependent upon the time to maturity with most contracts issued having a three to five year maturity. Generally, if a policyholder terminates a GIC prior to maturity, there is a surrender charge imposed which is based on the length of the remaining life of the GIC and the change in interest rates from the date the GIC was issued to the date of termination. In those cases where a guaranteed interest crediting rate exceeds the minimum standards valuation interest rate, a reserve for interest guarantees has been established. The Company controls its interest rate risk by investing in quality assets which have an aggregate duration that closely matches the expected duration of the liabilities. The Company has changed its investment strategy from a duration matching approach to a cash flow matching approach.
The change was necessitated by the Company's announcement in 1994 that it had discontinued the sale of new GIC business. The Company has no significant business other than GICs. The Company will continue to service all of its existing GICs.

In October 1995, the Company extended an offer to GIC policyholders to surrender their contracts on a more favorable basis than would otherwise be available to them. Contracts with a book value of $58,217,000 were surrendered under the offer. The Company has no plans for another offer of this kind.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SEPARATE ACCOUNTS: The separate account amounts shown in the accompanying financial statements represent contributions by contract holders to variable-benefits and fixed-benefits pension plans. The contract purchase payments and the assets of the separate accounts are segregated from other Company funds for both investment and administrative purposes. Contract purchase payments received under variable annuity contracts are subject to deductions for sales and administrative fees. Also, the Company receives management fees which are based on the net asset values of the separate accounts.


NOTE 2--FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Company's financial instruments are as follows:

                                              December 31
                                       (in thousands of dollars)
                           ------------------------------------------------
                                      1996                    1995
                              Carrying      Fair      Carrying      Fair
                               Amount      Value       Amount      Value
                           ------------------------------------------------
ADMITTED ASSETS
   Bonds                     $1,035,968  $1,064,132  $1,910,317  $1,983,038
   Preferred Stocks                   -           -          43          42
   Mortgage Loans                     -           -      36,682      36,682
   Cash                             659         659       1,546       1,546
   Short-term Investments        72,674      72,674     137,709     137,709

LIABILITIES
   GICs                         762,787     770,936   1,619,217   1,719,820
   Borrowed Money                 7,116       7,116       1,245       1,245

The following methods and assumptions were used by the Company in estimating the fair values of its financial instruments:

BONDS AND PREFERRED STOCKS: Fair values for bonds and preferred stocks are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. See Note 3 for the amortized cost and fair values of bonds by security type and by maturity date.

MORTGAGE LOANS: At December 31, 1996, the Company held no mortgage loans. At December 31, 1995, the fair value for mortgage loans is based on the estimated sales price.

CASH AND SHORT-TERM INVESTMENTS: Carrying amounts for cash and short-term investments approximate fair value.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 2--FAIR VALUES OF FINANCIAL INSTRUMENTS - CONTINUED

GICS: The fair value of the Company's liability for GICs is estimated using discounted cash flow calculations, based on current market interest rates available for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed.

BORROWED MONEY:  The carrying amount of borrowed money approximates fair value.

DERIVATIVES: Fair values of the Company's derivative financial instruments are based on market quotes, pricing models, or formulas using current interest rates and assumptions and represent the net amount of cash the Company would have received or paid if the contracts had been settled or closed on December 31.
The fair values are as follows:

                               December 31
                          1996           1995
                       (in thousands of dollars)
                     ----------------------------
Interest Rate Swaps      $(851)        $(30,978)



PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 3--INVESTMENTS

BONDS AND STOCKS:

The amortized cost and fair values of bonds and stocks by security type are as follows:

                                                       December 31, 1996
                                                   (in thousands of dollars)
                                       ------------------------------------------------
                                                       Gross       Gross
                                         Amortized   Unrealized  Unrealized     Fair
                                            Cost       Gains       Losses      Value
                                       ------------------------------------------------
United States Government and
  Government Agencies and Authorities    $    2,139     $ 1,004      $    -   $    3,143
Foreign Governments                             110           -           2         108
Public Utilities                            173,966      15,817         466     189,317
Mortgage-backed Securities                  413,155       4,723       3,397     414,481
All Other Corporate Bonds                   446,598      11,806       1,321     457,083
                                         ----------     -------      ------  ----------
      Total                              $1,035,968     $33,350      $5,186  $1,064,132
                                         ==========     =======      ======  ==========

                                                       December 31, 1995
                                                   (in thousands of dollars)
                                       ------------------------------------------------
                                                       Gross       Gross
                                         Amortized   Unrealized  Unrealized     Fair
                                            Cost       Gains       Losses      Value
                                       ------------------------------------------------
United States Government and
  Government Agencies and Authorities    $    1,244     $ 2,163      $    -  $    3,407
Foreign Governments                             113           -           -         113
Public Utilities                            250,534      25,366         587     275,313
Mortgage-backed Securities                  786,406       8,795       1,593     793,608
All Other Corporate Bonds                   872,020      39,782       1,205     910,597
Preferred Stocks                                 43           -           1          42
                                         ----------     -------      ------  ----------
      Total                              $1,910,360     $76,106      $3,386  $1,983,080
                                         ==========     =======      ======  ==========

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 3--INVESTMENTS - CONTINUED

The amortized cost and fair values of bonds by maturity date are shown below. The maturity dates have not been adjusted for possible calls or prepayments.

                                    December 31, 1996
                                (in thousands of dollars)
                                -------------------------
                                   Amortized      Fair
                                     Cost        Value
                                -------------------------
 1 year or less                    $  132,779  $  133,820
 Over 1 year through 5 years          225,368     227,805
 Over 5 years through 10 years        134,004     141,446
 Over 10 years                        130,662     146,580
                                   ----------  ----------
                                      622,813     649,651
 Mortgage-backed Securities           413,155     414,481
                                   ----------  ----------
                                   $1,035,968  $1,064,132
                                   ==========  ==========

For the years ended December 31, 1996 and 1995, there were changes in net unrealized gains and losses on bonds and preferred stocks of $(44,556,000) and $145,638,000, respectively. These unrealized gains and losses are not reflected in the financial statements.

At December 31, 1996, the total investment in below-investment-grade bonds (securities rated below Baa3 by Moody's Investor Services or an equivalent internal rating) was $65,471,000 or 5.9 percent of cash and invested assets. The fair value of these investments was $66,290,000.

MORTGAGE LOANS:

Mortgage loans are impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The average recorded investment in impaired loans during the year ended December 31, 1996, was approximately $519,000. When a loan is determined to be impaired, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against current year income. Interest received is either applied against the related principal or reported as interest income, according to management's judgment as to the collectibility of the principal. For the year ended December 31, 1996, the Company recognized interest income on impaired loans of $54,000 using the cash basis method of income recognition.

Changes in the mortgage loan loss reserve are as follows:

                                              1996           1995
                                          (in thousands of dollars)
                                        ----------------------------
BALANCE AT JANUARY 1                           $ 2,100       $12,750
   Adjustments Credited to Realized
    Capital Losses                                   -        (1,000)
   Release Due to Sales or Direct
    Write-Down of Loans                         (2,100)       (9,650)
                                               -------        -------
BALANCE AT DECEMBER 31                         $     -       $ 2,100
                                               =======       ========

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 3--INVESTMENTS - CONTINUED

In February 1996, the Company sold eight mortgage loans with a principal amount and a book value of $29,932,000. The transaction resulted in a realized capital loss of $5,409,000 on a pre-tax basis and $3,516,000 after tax.

In October 1995, the Company sold mortgage loans with a principal amount and a book value of $119,615,000 through a securitization collateralized by 37 loans. The transaction resulted in a realized capital gain of $2,477,000 on a pre-tax basis and $1,610,000 after tax.

In May 1995, the Company sold six restructured mortgage loans with a principal amount of $28,923,000 and a book value of $24,013,000. The transaction resulted in a realized capital loss of $5,770,000 on a pre-tax basis and $2,138,000 after tax.

NET INVESTMENT INCOME:

Sources for net investment income are as follows:

                                Year Ended December 31
                                  1996           1995
                              (in thousands of dollars)
                            ----------------------------
Bonds                             $109,747      $183,106
Mortgage Loans                       1,626        17,351
Real Estate                            (14)          852
Cash                                     4            22
Short-term Investments               1,531         2,768
Derivative Instruments                  10        (5,302)
Other Invested Assets                   28           828
                                  --------      --------
   Gross Investment Income         112,932       199,625
Investment Expenses                  2,872         6,094
                                  --------      --------
   Net Investment Income          $110,060      $193,531
                                  ========      ========

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 3--INVESTMENTS - CONTINUED

Due and accrued income on bonds where collection of interest is uncertain and on mortgage loans more than 30 days delinquent or where collection of interest is uncertain is excluded from investment income. The total amount excluded at December 31, 1995, was $271,000.

REALIZED CAPITAL GAINS AND LOSSES:

Realized capital gains (losses) on investments are as follows:

                                              December 31
                                          1996           1995
                                      (in thousands of dollars)
                                    ----------------------------
Bonds                                     $  9,489      $ (3,221)
Common Stocks                                    -            (5)
Mortgage Loans                              (2,447)       (3,168)
Real Estate                                     21          (281)
Derivative Financial Instruments           (22,058)      (19,955)
                                          --------      --------
   Total                                   (14,995)      (26,630)
Federal Income Tax (Credit)                  7,629        (2,978)
                                          --------      --------
Pre-IMR Capital Losses, Net of Tax         (22,624)      (23,652)
                                          --------      --------
Transferred to IMR
   Pre-tax Capital Losses                   (3,094)         (680)
   Federal Income Tax (Credit)               3,837          (238)
                                          --------      --------
                                            (6,931)         (442)
                                          --------      --------
Net Realized Capital Losses               $(15,693)     $(23,210)
                                          ========      ========

Proceeds from sales of bonds for the years ended December 31, 1996 and 1995 were $475,518,000 and $884,933,000, respectively. Gross gains of $11,449,000 and
$8,344,000 and gross losses of $1,960,000 and $11,565,000, respectively, were realized during 1996 and 1995 on sales and calls of bonds.

The net realized capital losses include write-downs and provisions for losses on mortgage loans of $1,500,000 for the year ended December 31, 1995.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 4--DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses interest rate swaps and exchange-traded interest rate futures contracts to hedge interest rate risks and to match assets with its insurance liabilities.

DERIVATIVE RISKS

The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely impacted by changes in the market, primarily the change in interest rates) and credit risk (that the counterparty will not perform according to the terms of the contract). The market risk of derivatives should generally offset the market risk associated with the hedged financial instrument or liability. The credit exposure of derivatives is limited to the value of those contracts in a net gain position. The Company mitigates credit risk by entering into master agreements with its counterparties whereby contracts in a gain position can be offset against contracts in a loss position. Additionally, the Company typically enters into bilateral, cross-collateralization agreements with its counterparties. These agreements require the counterparty in a loss position to submit acceptable collateral with the other counterparty in the event the net loss position meets or exceeds an agreed upon amount. The Company's current credit exposure on derivatives, which is limited to the value of those contracts in a net gain position, was $190,000 at December 31, 1996.

HEDGING ACTIVITY

The table below summarizes by notional amounts the activity for each category of derivatives.

                                   Interest Rate Swaps
                              ---------------------------
                                 Receive      Receive
                                Variable/      Fixed/
                                Pay Fixed   Pay Variable   Futures     Total
                                           (in thousands of dollars)
                              -------------------------------------------------
BALANCE AT DECEMBER 31, 1994     $500,000     $525,000     $205,000  $1,230,000
   Additions                            -            -       45,000      45,000
   Terminations                   200,000      258,821      250,000     708,821
                                 --------     --------     --------  ----------
BALANCE AT DECEMBER 31, 1995      300,000      266,179            -     566,179
   Additions                            -      100,000      167,500     267,500
   Terminations                   300,000      238,561      167,500     706,061
                                 --------     --------     --------  ----------
BALANCE AT DECEMBER 31, 1996     $      -     $127,618     $      -  $  127,618
                                 ========     ========     ========  ==========

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 4--DERIVATIVE FINANCIAL INSTRUMENTS - CONTINUED

The following table summarizes the timing of anticipated settlements of interest rate swaps outstanding at December 31, 1996, and the related weighted average interest receive rate or pay rate assuming current market conditions.

                                    1997     1998     1999   2000   2001      2002     Total
                                                  (in thousands of dollars)
                               --------------------------------------------------------------
RECEIVE FIXED/PAY VARIABLE
Notional Value                   $83,879   $13,739      -      -   $10,000   $20,000   $127,618
Weighted Average Receive Rate       5.68%     5.00%     -      -      7.42%     7.44%      6.02%
Weighted Average Pay Rate           5.50      5.50      -      -      5.50      5.50       5.50

Derivative activity falls under four programs as follows:

PROGRAM 1

The Company routinely uses futures to protect margins by reducing the risk of changes in interest rates between the time of asset purchase and the associated sale of an asset. The 1996 activity was a hedge to lock in the price on sales of bonds needed to fund maturing liabilities.

Gains or losses on termination of these contracts are deferred and reported as an adjustment of the carrying amount of the hedged asset or the asset backing the hedged liability and are amortized into earnings over the lives of the hedged items. The net deferred gain associated with this activity was $829,000 and $1,726,000 at December 31, 1996 and 1995, respectively. Overall, $898,000 and $1,046,000 of the deferred gain was amortized into earnings in 1996 and 1995 under this hedging program.

PROGRAM 2

In 1994 and 1993 the Company created $525,000,000 of synthetic variable rate GICs consisting of fixed rate GICs combined with index amortizing swaps (receive fixed/pay variable), which were then backed by variable rate mortgage-backed securities. The notional amount of these swaps reduces based on an amortization schedule indexed to a constant maturity treasury rate. Under market conditions at December 31, 1996, the remaining swaps are expected to amortize fully over the next two years.

Expense from settlements of payment streams on these interest rate swap agreements was $204,000 and $4,697,000 for 1996 and 1995, respectively, and is included in net investment income in the statements of operations.

In the event of early disposal of the hedged item, the swap is marked-to-market and any resulting gain or loss is recognized in earnings as an adjustment to net investment income. In 1996 and 1995, the Company recognized a $359,000 and $694,000 mark-to-market loss on certain of these swaps due to the early disposal of a portion of the GICs hedged under this program. The affected swaps have been tagged to other GICs. The amount of the loss amortized back into earnings in 1996 and 1995 was $573,000 and $89,000. The unamortized loss of $392,000 at December 31, 1996, will be amortized into earnings over the remaining life of the swaps.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 4--DERIVATIVE FINANCIAL INSTRUMENTS - CONTINUED

PROGRAM 3

In 1994, the Company announced that it would discontinue the sale of traditional GICs. At that time, the Company decided to convert from a duration matching investment approach to a cash flow matching investment approach for its GIC business. The Company hedged the risk of a decline in price on future sales of assets which would be necessary to fund maturing liabilities by entering into $500,000,000 notional amount of forward interest rate swaps (receive variable/pay fixed) and $205,000,000 notional amount of short interest rate futures contracts. The $205,000,000 futures position was terminated in 1995 as planned when $208,696,000 of bonds were sold to fund maturing GICs. The Company realized a $50,000 before-tax capital gain on the futures and a $5,600,000 before-tax capital loss on bonds, a net result which was consistent with the original hedge expectations. The first $200,000,000 swap position was terminated in 1995; however, bond sales did not occur as originally anticipated because the Company had adequate cash flow from other sources to fund the maturing GICs. The primary source of this other cash flow was the securitization of the commercial mortgage loan portfolio, which had not been anticipated at the time this hedge was initiated (see Note 3). The Company realized a $20,005,000 before-tax capital loss on termination of this swap position in 1995. The remaining $300,000,000 swap position was terminated in 1996, resulting in a before-tax capital loss of $19,347,000 on the swap termination and a $5,615,000 before-tax capital gain on the sale of the associated bonds.

PROGRAM 4

In 1996, the Company executed a series of cash flow hedges in the group single premium annuity portfolio, hedging $30,000,000 of expected cash flows in the years 2001 and 2002 using forward interest rate swaps (receive fixed/pay variable). The purpose of this action was to lock in the reinvestment rates on future cash flows and protect the Company from the potential adverse impact of declining interest rates on the associated policy reserves. These swaps are scheduled to be terminated in the years 2001 and 2002 as assets are purchased with the future anticipated cash flows.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 5--FEDERAL INCOME TAXES

The Company is included along with the affiliates, Provident Life and Accident Insurance Company and Provident Life and Casualty Insurance Company, in a consolidated tax return filed by Provident Companies, Inc. The total federal income tax liability of the consolidated group is allocated among the members of the group in proportion to the consolidated federal taxable income of the group directly attributable to each member. Reimbursement is made among members of the group to the extent losses are used to offset income within the group. The federal income tax liability presented in the statements of financial condition represents payables to an affiliate under the tax allocation agreement.

A reconciliation of the federal income tax computed at the statutory corporate tax rate and the federal income tax expense in the statements of operations follows:

                                        Year Ended December 31
                                           1996         1995
                                       -------------------------
Statutory Federal Income Tax Rate          35.0%        35.0%
Tax-preferred Investment Income            (1.9)        (4.8)
Accrual of Market Discount Bonds           (4.5)        (8.1)
Reserves                                    1.3         (5.4)
Amortization of IMR                        (1.2)        (5.3)
Other Items, Net                           (2.6)         0.2
                                           ----         ----
Effective Federal Income Tax Rate          26.1%        11.6%
                                           ====         ====

During the year, the Internal Revenue Service concluded its examination of the Company's federal income tax returns for tax years 1990 through 1992 and began its examination for years 1993 through 1995. Management believes these examinations will have no material impact on the Company's financial statements.

NOTE 6--ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit liabilities are as follows:

                                             December 31, 1996
                                        (in thousands of dollars)
                                        -------------------------
                                             Amount          %
                                        -------------------------
Subject to Discretionary Withdrawal
 With Adjustment
   With Market Value Adjustment              $  822,590      61.9%
   At Market Value                              300,477      22.6
                                             ----------     -----
Total With Adjustment or at Market Value      1,123,067      84.5
Subject to Discretionary Withdrawal              13,795       1.0
 Without Adjustment
Not Subject to Discretionary Withdrawal         192,838      14.5
                                             ----------     -----
                                             $1,329,700     100.0%
                                             ==========     =====

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 7--SEPARATE ACCOUNTS

Separate accounts held by the Company primarily represent funds which the Company invests on behalf of the accounts' contract holders. These separate accounts represent structured GICs with a minimum interest crediting rate, variable annuity contracts, and investment vehicles for retirement plans. All separate accounts are carried at fair value.

Information regarding the separate accounts for the year ended December 31, 1996, is as follows:

                                              Non-indexed      Non-guaranteed
                                            Guarantee Less        Separate
                                          Than or Equal to 4%     Accounts       Total
                                                    (in thousands of dollars)
                                        ------------------------------------------------
Premiums, Considerations or Deposits            $    36           $      6      $     42
                                                =======           ========      ========

Reserves for Accounts With Assets at
 Fair Value                                     $82,250           $218,227      $300,477
                                                =======           ========      ========

By Withdrawal Characteristics:
   At Fair Value                                $82,250           $218,227      $300,477
                                                =======           ========      ========

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

                                                             YEAR ENDED
                                                          December 31, 1996
                                                      (in thousands of dollars)
                                                     ---------------------------
Transfers as Reported in the Summary of Operations
  of the Separate Accounts Statement:
     Transfers to Separate Accounts                           $     42
     Transfers from Separate Accounts                           96,196
                                                              --------
     Net Transfers from Separate Accounts                      (96,154)
     Increase in Liability for Deposit
       Funds and Reserves Less Investment Income                96,154
                                                              --------
Transfer as Reported in the Summary of Operations
  of the Life, Accident and Health Annual Statement           $      0
                                                              ========


NOTE 8--RETIREMENT BENEFITS

The Company has no employees and, therefore, has no retirement benefits. The Company purchases services at cost from its affiliate, Provident Life and Accident Insurance Company. The cost of these services includes the cost of the affiliate's benefit plans; however, there is no obligation on the part of the Company beyond the amounts paid as part of the cost of services rendered.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 9--CORPORATE REORGANIZATION

Effective December 27, 1995, Provident Life and Accident Insurance Company of America completed a step in a corporate reorganization which created a new parent holding company, Provident Companies, Inc., a non-insurance holding company incorporated in Delaware. As part of the reorganization, all outstanding shares of the Company and Provident Life and Casualty Insurance Company, previously owned by Provident Life and Accident Insurance Company, were transferred to Provident Life Capital Corporation, a non-insurance holding company incorporated in Delaware. At December 31, 1995, Provident Life Capital Corporation was a wholly-owned subsidiary of Provident Life and Accident Insurance Company of America, and Provident Life and Accident Insurance Company was a wholly-owned subsidiary of Provident Life Capital Corporation.

In March 1996, Provident Life and Accident Insurance Company of America and Provident Life Capital Corporation were dissolved and their respective assets and liabilities were distributed to and assumed by Provident Companies, Inc. As such, the Company and its affiliates, Provident Life and Accident Insurance Company and Provident Life and Casualty Insurance Company, are now wholly-owned subsidiaries of Provident Companies, Inc.

NOTE 10--RELATED PARTY TRANSACTIONS

During 1996, the Company paid common stock dividends to Provident Companies, Inc. of $10,336,000 and made a return of capital in the amount of $89,664,000, both of which are considered extraordinary dividends and were approved by the Tennessee Department of Commerce and Insurance.

During 1995, the Company sold mortgage loans with a principal amount and a book value of $32,485,000 to Provident Life and Accident Insurance Company.

During 1995, the Company purchased bonds from Provident Life and Accident Insurance Company at the market value of $243,916,000. The Company sold bonds to Provident Life and Accident Insurance Company at the market value of $292,609,000. These bonds had a book value of $292,309,000 and a par value of $288,848,000, resulting in a gain to the Company of $300,000.

During 1996 and 1995, the Company borrowed short-term funds from its various affiliates. The related interest expense is as follows:

                                                    Year Ended December 31
                                                       1996         1995
                                                   (in thousands of dollars)
                                                  ---------------------------
Interest Expense
   Provident Companies, Inc.                           $ 239       $    -
   Provident Life Capital Corporation                      -          193
   Provident Life and Accident Insurance Company          36        1,500

Affiliated borrowings outstanding at December 31, 1996 consisted of a $7,116,000, short-term note from Provident Companies, Inc. The note payable was issued on December 31, 1996, and bears interest at 6.35%. The note matured and was repaid in full on January 2, 1997.

Total interest paid during 1996 and 1995, including amounts to affiliates, was $1,746,000 and $2,604,000. Interest expense was $1,748,000 and $2,604,000.

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 11--COMMITMENTS AND CONTINGENT LIABILITIES

Various lawsuits against the Company have arisen in the normal course of business. Contingent liabilities that might arise from litigation are not considered material in relation to the financial position of the Company.

NOTE 12--SHAREHOLDER DIVIDEND RESTRICTIONS AND DEPOSITS

The Company is subject to various regulatory restrictions which limit the amount of dividends available for distribution, without prior approval by regulatory authorities, to the greater of ten percent of surplus as regards policyholders as of the preceding year end or the net gain from operations of the preceding year. Only the amount of statutory unassigned surplus is available for the payment of dividends. Based upon these restrictions, the Company is permitted a maximum of $4,837,000 in dividend distributions in 1997.

At December 31, 1996, the Company had on deposit with regulatory authorities securities with a statement value of $2,941,000 held for the protection of policyholders.

NOTE 13--GAAP RECONCILIATION

Following is a reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP:

                                             Net Income (Loss)       Capital and Surplus
                                           Year Ended December 31        December 31
                                             1996         1995         1996       1995
                                        ------------------------------------------------
                                                   (in thousands of dollars)
Statutory basis amounts                      $(2,808)    $(10,848)   $ 67,317   $159,923
Add (deduct) adjustments:
   Investments                                (6,930)         193      27,360     40,574
   Asset Valuation Reserve and
     Interest Maintenance Reserve               (604)      (2,120)      5,803     30,711
   Reserve for future policy and
    contract benefits                            283       (1,472)    (17,783)   (33,603)
   Non-admitted assets                                                  9,855      2,656
   Deferred income tax                        11,728        5,116       2,725     (8,180)
                                             -------     --------    --------   --------
GAAP basis amounts                           $ 1,669     $ (9,131)   $ 95,277   $192,081
                                             =======     ========    ========   ========

PROVIDENT NATIONAL ASSURANCE COMPANY


NOTE 14--SUBSEQUENT EVENTS

On April 29, 1996, Provident Companies, Inc. entered into a definitive agreement to acquire The Paul Revere Corporation (Paul Revere), a provider of life and disability insurance products, at a price of approximately $1.2 billion.

On November 4, 1996, the definitive agreement was amended to affect only the terms related to the acquisition of Textron Inc.'s 83 percent ownership interest in Paul Revere. The transaction closed on March 27, 1997, and was financed through common equity issued to Zurich Insurance Company, a Swiss insurer, and various affiliates of Zurich, common equity issued to Paul Revere shareholders, debt, and internally generated funds.

                               TABLE OF CONTENTS



Summary of Disclosure Statement

   I.        Investment Adviser and Principal Underwriter     1
   II.       Investment Objectives                            1
   III.      Type of Investment Company                       1
   IV.       Redemption                                       1
   V.        Description of Variable Annuities                1
   VI.       Miscellaneous                                    2

Per Unit Income and Capital Changes of Separate Account B     2

Description of Separate Account B and the Company             2

Investment Objectives and Policies                            3
   I.        Fundamental                                      3
   II.       Other                                            5
   III.      Portfolio Turnover                               6

Federal Tax Status                                            6

Allocation of Portfolio Brokerage                             8

Board of Managers of Separate Account B                       9

Compensation of Certain Affiliated Persons                    9

Investment Advisory Services                                 10

   I.        Investment Advisory Agreement                   10

Contract Charges                                             11

Mortality and Expense Assurances                             11

Voting Rights                                                12

Surrender for Redemption                                     12

Transfers Between Account                                    13

Sales and Administrative Services                            13

   I.        General                                         13
   II.       Tax Qualified Contracts                         14
   III.      Non Tax Qualified Contracts                     14
   IV.       Underwriting Agreement                          15

                               TABLE OF CONTENTS



Valuation of Assets                                          16

State Regulation of Company                                  16

Securities Custodian                                         16

Legal Proceedings                                            16

Legal Opinion                                                16

Experts                                                      16

Additional Information                                       17

PART C    OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

(a)  Financial Statements:

        (i) Provident National Assurance Company Separate Account B
             -------------------------------------------------------
            Report of Independent Auditors
            Statements of Assets and Liabilities
            Statements of Operations
            Statements of Changes in Variable Annuity Contract
               Owners' Equity
            Schedule of Investments
            Supplementary Information
            Notes to Financial Statements

            Provident National Assurance Company
            ------------------------------------
            Report of Independent Auditors
            Statements of Financial Condition--Statutory Basis
            Statements of Operation--Statutory Basis
            Statements of Capital and Surplus--Statutory Basis
            Statements of Cash Flows--Statutory Basis
            Notes to Financial Statements--Statutory Basis

       (ii) Included in Part C - Financial statements of Separate Account B included in the registration statements, not included in the disclosure statement:
            Report of Independent Auditors
            Statement of Sources of Assets
            Statements of Net Investment Income
            Statements of Net Realized Gain and Unrealized
            Appreciation of Investments

(b)  Exhibits:

     The following exhibits which are marked with an asterisk (*) are incorporated herein by reference (pursuant to Regulation Section 230.447 and Section 270.8b-32 and in accordance with Rule 24 of the Commission's Rules of Practice) to the registration statement (Form S-5) filed by Registrant under the Securities Act of 1933 or specified amendments thereto.

*       (1)  Resolutions of Board of Directors of the Company creating
             Separate Account B as filed with the original registration statement

*       (2)  Rules and Regulations of the Registrant (Post-Effective Amendments
             Nos. 26 and 27, December 17, 1979, and April 3, 1980)

*       (3)  Custodian Agreement with respect to securities of the Registrant
             (Post Effective Amendment No. 23; April 3, 1978)

*       (4)  Investment Advisory Agreement (Post-Effective Amendment No. 23;
             April 3, 1978)

*       (5)  Underwriting or distribution contract (Post-Effective Amendment No.
             23; April 3, 1978)

*       (6)  Form of variable annuity contracts (Post-Effective Amendment No.
             26; December 17, 1979)

*       (7)  Form of variable annuity application (filed with variable annuity contracts - see Item 6 above)

*       (8)  Certificate of Incorporation of the insurance company (Post-
             Effective Amendment No. 37; April 30, 1987); By-Laws, (Post Effective Amendment No. 41, April 30, 1991).

        (9)  None

       (10)  None

       (11)  None

*      (12)  Opinion of Counsel (filed with Registrant's original Registration
             Statement)

       (13)  (A)  Consent of Independent Auditors
             (B)  Consent of Counsel

       (14)  Financial statement  not included in Item 27

       (15)  None

       (16)  None

       (17)  (Exhibit 27)  Financial Data Schedule

Item 29.
DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

                                                            (3)
      (1)                           (2)                 Position and
Name and Address              Positions and Offices     Offices with
Principal Address             with Insurance Company     Registrant
-------------------------------------------------------------------------------

J. Harold Chandler            President and CEO              None
1 Fountain Square
Chattanooga, TN  37402

Thomas R. Watjen              Vice Chairman and Chief        None
1 Fountain Square             Financial Officer, Director
Chattanooga, TN  37402

William L. Armstrong          Director                       None
1625 Broadway, Suite 780
Denver, CO  80202

William H. Bolinder           Director                       None
1400 American Lane
Schaumberg, IL 60196

Charlotte M. Heffner          Director                       None
3655 Randall Hall, NW
Atlanta, GA  30327

Burton E. Sorensen            Director                       None
Sand Spring Road
Morristown, NJ  07960

Robert O. Best                Executive Vice President and   None
1 Fountain Square             Chief Information Officer
Chattanooga, TN  37402

Timothy C. Gartland           Executive Vice President,      None
1 Fountain Square             Human Resources
Chattanooga, TN  37402

Thomas B. Heys, Jr.            Executive Vice President,    None
1 Fountain Square              Risk Management
Chattanooga, TN  37402

Peter C. Madeja                Executive Vice President     None
440 East Swedesford Road
Suite 3050
Wayne, PA  19087

Jeffrey F. Olingy              Executive Vice President,    None
1 Fountain Square              Sales Management
Chattanooga, TN  37402

Donald E. Boggs                Senior Vice President and    None
18 Chestnut Street             Deputy Risk Manager
Worcester, MA  01608

Gerald M. Gates                Senior Vice President        None
18 Chestnut Street
Worcester, MA  01608

Robert C. Greving              Senior Vice President        None
1 Fountain Square              and Actuary
Chattanooga, TN  37402

Barry E. Lundquist             Senior Vice President        None
18 Chestnut Street
Worcester, MA  01608

Ralph W. Mohney                Senior Vice President        None
1 Fountain Square
Chattanooga, TN  37402

Ralph A. Rogers                Senior Vice President        None
1 Fountain Square              and Controller
Chattanooga, TN  37402

Richard A. Wolf                Senior Vice President        None
1 Fountain Square
Chattanooga, TN  37402

Susan N. Roth                  Vice President, Secretary    Secretary
1 Fountain Square              and Counsel                  to the
Chattanooga, TN  37402                                      Board of
                                                            Managers

Vicki W. Corbett               Vice President and           None
1 Fountain Square              Controller
Chattanooga,TN  37402

Item 30.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          INSURANCE COMPANY OR THE REGISTRANT

    Provident Companies, Inc.          (Parent Company;
                                       A Delaware Corporation)

    Provident Life and Accident        (A Tennessee Corporation)
     Insurance Company*

    Provident Life and Casualty        (A Tennessee Corporation)
     Insurance Company*

    Provident National Assurance       (A Tennessee Corporation)
     Company*
     Sponsor of the Registrant

    The Paul Revere Corporation*       (A Massachusetts Corporation)

    The Paul Revere Life Insurance     (A Massachusetts Corporation)
     Company**

    The Paul Revere Variable Annuity   (A Massachusetts Corporation)
     Insurance Company***

    The Paul Revere Protective Life    (A Delaware Corporation)
     Insurance Company***

    The Paul Revere Equity Sales       (A Massachusetts Corporation)
      Company***



  * These companies are wholly owned subsidiaries of Provident Companies, Inc. ** This company is a direct wholly owned subsidiary of The Paul Revere
    Corporation, a wholly owned subsidiary of Provident Companies, Inc.
*** These companies are direct wholly owned subsidiaries of The Paul Revere Life
    Insurance Company, a wholly owned subsidiary of The Paul Revere Corporation.

Separate financial statements filed for Separate Account and Provident National Assurance Company.

Financials for all other entities not required to be filed with this form.

Item 31.  Number of Contract Owners  (As of April 8, 1997)
            Separate Account B - 414


Item 32   Indemnification

          Indemnification Agreement is included as part of
          Exhibit 1 under Item 28(b).


Item 33.  Business and Other Connections of Investment Advisor

          The Investment Advisor is a life insurance company licensed to do business in all 50 states and the District of Columbia. In addition to providing services to variable contracts separate accounts, it also engages in the sale of fixed annuity contracts on a group and individual basis. For information concerning profession, location and employment of officers and directors see Item 29 above. Investment Advisor and principal underwriters share complete officer and director commonality.


Item 34.  Principal Underwriters

          (a) The names and principal occupations of the principal executive officers and directors of the Principal Underwriter are set forth in Item 29 above.

          (b) The following presents information concerning commissions and other compensation received by the Principal Underwriter directly or indirectly from the Registrant during the Registrant's last fiscal year. Note: the Registrant ceased making a public offering of its variable annuity contracts on February 1, 1984.

          (c) Not applicable - total payments were less than $2,000.


Item 35.  Location of Account and Records

          Each account book or other document required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules (17 CAFI 270.31A-1 to 31A-3) promulgated thereunder are located within the offices of Provident National Assurance Company, 1 Fountain Square, Chattanooga, Tennessee 37402. Such records are in the custody and control of Robert O. Best.


Item 36.  Management Services

          None

Item 37.  Undertakings


          The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                  SIGNATURES



     As required by (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant certifies that it meets the requirements of Securities Act Rule 486(b) for effectiveness of this Registration Statement and) has caused this Registration Statement to be signed on its behalf, in the City of Chattanooga, and State of Tennessee on the 23th day of May, 1997.



                                           PROVIDENT NATIONAL ASSURANCE
                                           COMPANY SEPARATE ACCOUNT B

                                           By /s/David G. Fussell
                                           ----------------------------
                                           Chairman, Board of Managers



                                           PROVIDENT NATIONAL ASSURANCE
                                           COMPANY

                                           By /s/J. Harold Chandler
                                           -----------------------------
                                           President and Chief Executive Officer

                                  SIGNATURES



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                  Title                     Date
---------                  ---------                 -----


/s/David G. Fussell        Chairman and Member of    May 23, 1997
-------------------        The Board of Managers     -------------
David G. Fussell           (Principal Executive
                           Officer and Principal
                           Financial Accounting
                           Officer)


/s/Henry E. Blaine         Member of the Board       May 23, 1997
------------------         of Managers               -------------
Henry E. Blaine


/s/H. Grant Law, Jr.       Member of the Board       May 23, 1997
------------------         of Managers               -------------
H. Grant Law, Jr.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Chattanooga, State of Tennessee, on the 23th day of May, 1997.

                            PROVIDENT NATIONAL ASSURANCE COMPANY

                            BY /s/J. Harold Chandler
                            -------------------------------------
                            J. Harold Chandler
                            President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its registration statement has been signed below by the following persons on May 23, 1997, in the capacities indicated.


/s/J. Harold Chandler                    President and Chief Executive Officer
---------------------------              (Principal Executive Officer)
J. Harold Chandler

/s/Thomas R. Watjen                      Vice Chairman and
---------------------------              Chief Financial Officer, Director
Thomas R. Watjen

/s/William L. Armstrong                  Director
---------------------------
William L. Armstrong

                                         Director
---------------------------
William H. Bolinder

/s/Charlotte M. Heffner                  Director
---------------------------
Charlotte M. Heffner

/s/Burton E. Sorensen                    Director
---------------------------
Burton E. Sorensen